UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	05/31

Date of reporting period:	11/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2017

Semiannual Report

to Shareholders

Deutsche Strategic High Yield Tax-Free Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
36	Statement of Assets and Liabilities
38	Statement of Operations
39	Statement of Cash Flows
40	Statements of Changes in Net Assets

41	Financial Highlights
45	Notes to Financial Statements
56	Information About Your Fund’s Expenses
58	Advisory Agreement Board Considerations and Fee Evaluation
63	Account Management Resources
65	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund’s gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Strategic High Yield Tax-Free Fund

Letter to Shareholders

Dear Shareholder:

“Synchronous growth” is the catchphrase for the current market environment — positive momentum in the U.S. as well as for most of the major economies of the globe.

Overseas, both developed and emerging markets continue to improve, marked by low inflation rates, growing corporate earnings and attractive valuations. Here in the U.S., activity remains solid with only limited signs of overheating. Given the notable gains of the past year, a short-term pull-back would not be a surprise. Nevertheless, strong fundamentals remain supportive of this expansion, making it the second longest run in history this spring.

Solid income growth, improvements in net worth, manageable debt, elevated confidence and firm labor markets should continue to support consumer spending. Business investment is also showing signs of picking up, supported by improved confidence, favorable financial conditions and the recent tax reform bill.

The full effect of the new tax policy remains to be seen. While markets can respond almost instantly, and seem to have done so, the economy itself takes time to respond. Our economists believe that the net benefit may be fairly modest with the main beneficiaries being consumption and business investment.

All told, we believe this environment favors a long-term approach, with a focus on thoughtful asset, geographic and sector allocation, rather than market timing calls.

As always, we invite you to visit our website — deutschefunds.com — where you will find the most current insights from our CIO, economists and investment specialists.

Thank you for allowing us to help you address your investment needs.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Strategic High Yield Tax-Free Fund	3

Performance Summary	November 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	1.21%	5.83%	2.50%	4.35%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–1.57%	2.92%	1.93%	4.06%
Bloomberg Barclays Municipal Bond Index†	0.40%	5.58%	2.55%	4.38%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.44%	3.03%	4.39%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–2.32%	2.46%	4.10%
Bloomberg Barclays Municipal Bond Index†		0.87%	3.01%	4.52%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
Unadjusted for Sales Charge	0.83%	5.04%	1.75%	3.58%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.16%	5.04%	1.75%	3.58%
Bloomberg Barclays Municipal Bond Index†	0.40%	5.58%	2.55%	4.38%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.23%	2.27%	3.62%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–0.23%	2.27%	3.62%
Bloomberg Barclays Municipal Bond Index†		0.87%	3.01%	4.52%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	1.34%	6.10%	2.76%	4.60%
Bloomberg Barclays Municipal Bond Index†	0.40%	5.58%	2.55%	4.38%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		0.78%	3.31%	4.66%
Bloomberg Barclays Municipal Bond Index†		0.87%	3.01%	4.52%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/17
No Sales Charges	1.26%	6.10%	2.75%	4.62%
Bloomberg Barclays Municipal Bond Index†	0.40%	5.58%	2.55%	4.38%
Average Annual Total Returns as of 9/30/17 (most recent calendar quarter end)
No Sales Charges		0.79%	3.29%	4.67%
Bloomberg Barclays Municipal Bond Index†		0.87%	3.01%	4.52%

4	Deutsche Strategic High Yield Tax-Free Fund

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2017 are 0.95%, 1.72%, 0.82% and 0.69% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Deutsche Strategic High Yield Tax-Free Fund	5

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/17	$12.20	$12.21	$12.21	$12.21
5/31/17	$12.27	$12.28	$12.28	$12.29
Distribution Information as of 11/30/17
Income Dividends, Six Months	$.22	$.17	$.23	$.23
November Income Dividend	$.0362	$.0287	$.0388	$.0388
SEC 30-day Yield‡‡	2.30%	1.61%	2.61%	2.61%
Tax Equivalent Yield‡‡	4.05%	2.84%	4.61%	4.61%
Current Annualized Distribution Rate‡‡	3.56%	2.82%	3.81%	3.81%

‡‡	The SEC yield is net investment income per share earned over the month ended November 30, 2017 shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.23%, 1.53%, 2.44% and 2.52% for Classes A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal federal income rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.50%, 2.74%, 3.65% and 3.72% for Classes A, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	Deutsche Strategic High Yield Tax-Free Fund

Portfolio Management Team

Rebecca L. Flinn, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

–	Joined Deutsche Asset Management in 1986.

–	BA, University of Redlands, California.

A. Gene Caponi, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2009.

–	Joined Deutsche Asset Management in 1998.

–	BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

–	Joined Deutsche Asset Management in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Carol L. Flynn, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

–	Joined Deutsche Asset Management in 1994.

–	Co-Head of Municipal Bonds.

–	BS from Duke University; MBA from University of Connecticut.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	11/30/17	5/31/17
Revenue Bonds	83%	80%
General Obligation Bonds	8%	7%
Escrow to Maturity/Prerefunded Bonds	7%	12%
Lease Obligations	2%	1%
	100%	100%

Interest Rate Sensitivity	11/30/17	5/31/17
Effective Maturity	6.7 years	6.2 years
Modified Duration	5.5 years	5.1 years

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Deutsche Strategic High Yield Tax-Free Fund	7

Quality	11/30/17	5/31/17
AAA	3%	4%
AA	19%	22%
A	30%	28%
BBB	27%	27%
BB	6%	5%
B	1%	1%
CC	0%	0%
Not Rated	14%	13%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State/Territory Allocations (As a % of Investment Portfolio)	11/30/17	5/31/17
Texas	14%	14%
California	8%	9%
New York	7%	8%
Pennsylvania	6%	5%
Illinois	6%	6%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 63 for contact information.

8	Deutsche Strategic High Yield Tax-Free Fund

Investment Portfolio	as of November 30, 2017 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.5%
Alabama 0.2%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	3,050,000	3,499,845

Arizona 1.4%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,728,800
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,068,358
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,055,020
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,224,160
Phoenix, AZ, Civic Improvement Corp., Water Systems Revenue, 5.0%, 7/1/2034	10,000,000	11,766,600
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,640,808
Series A, 6.25%, 12/1/2046	1,400,000	1,493,338

		25,977,084

California 7.9%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	9,415,000	9,485,613
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	12,506,987
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,052,950
California, State General Obligation, 5.5%, 3/1/2040	5,130,000	5,554,456
California, State General Obligation, Various Purposes, 5.75%, 4/1/2031	20,000,000	21,148,600
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,384,133
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,261,420
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	5,000,000	5,456,800
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,429,445
Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,014,218
Series A, 5.5%, 12/1/2054	1,305,000	1,439,245

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	9

	Principal Amount ($)	Value ($)
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	542,835
Series A, 6.0%, 10/1/2042	1,000,000	1,094,710
Series A, 6.0%, 10/1/2047	1,000,000	1,091,950
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	717,011
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2042	1,875,000	2,155,969
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2041	7,080,000	8,146,673
Series B, AMT, 5.0%, 5/15/2046	3,500,000	4,013,240
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,193,539
Sacramento County, CA, Airport Systems Revenue, Series A, 5.0%, 7/1/2041	1,665,000	1,926,005
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,788,330
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series-B, AMT, 5.0%, 5/1/2041	10,000,000	11,516,500
Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,382,920
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, Prerefunded, 7.0%, 8/1/2041	1,400,000	1,636,138
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,966,314
University of California, State Revenues, Series K, 4.0%, 5/15/2037	10,000,000	10,664,200
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,485,795

		146,055,996

Colorado 2.0%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,198,280
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,032,160
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,478,249
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	1,765,000	1,943,000
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	8,125,559

The accompanying notes are an integral part of the financial statements.

10	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,188,220
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,760,382
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,175,964
Series A, 5.0%, 12/1/2035	2,500,000	2,694,000
Colorado, State Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, 5.0%, 1/1/2037	1,000,000	1,057,080
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	2,225,000	2,414,370
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,313,483
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,361,311

		36,742,058

Connecticut 1.6%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	21,870,400
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	17,869,208	714,768
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	3,005,580
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	1,030,630
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,538,340
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,015,000	1,068,887

		29,228,605

District of Columbia 3.1%
District of Columbia, General Obligation:
Series A, 4.0%, 6/1/2036	7,245,000	7,773,305
Series D, 5.0%, 6/1/2034	7,760,000	9,224,157
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2035	5,000,000	5,861,250
5.0%, 4/1/2036	8,500,000	9,941,430
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	870,000	917,363
Series A, 5.0%, 7/1/2052	1,305,000	1,364,560
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series A, 5.0%, 10/1/2053	7,000,000	7,510,720

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	11

	Principal Amount ($)	Value ($)
District of Columbia, Metropolitan Airport Authority Systems Revenue, Series A, AMT, 4.0%, 10/1/2035	11,530,000	12,089,090
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2042	2,000,000	2,306,820

		56,988,695

Florida 5.6%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,460,040
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,660,000	5,668,943
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	6,665,000	7,067,099
Series B, 4.0%, 7/1/2036	4,925,000	5,210,748
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	988,025
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,630,000	6,632,606
Florida, State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2035	1,500,000	1,692,390
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,156,639
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,335,000	1,454,536
7.0%, 5/1/2041	1,560,000	1,819,085
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	4,965,000	5,740,334
Series A, AMT, 5.0%, 10/1/2047	3,210,000	3,696,604
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,597,665
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	3,600,000	3,512,088
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,936,340
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,333,938
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,085,550
5.0%, 11/15/2044	2,500,000	2,692,700
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,713,457

The accompanying notes are an integral part of the financial statements.

12	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A-1, 5.5%, 10/1/2041	5,000,000	5,486,850
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,368,050
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,821,750
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital:
5.0%, 8/1/2036	790,000	905,340
5.0%, 8/1/2037	1,010,000	1,154,753
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	3,943,971
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc., Series A, 5.0%, 10/1/2034	2,500,000	2,852,275
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	5,535,000	6,479,216
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2036	8,190,000	9,531,358
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,302,072
Series A, 5.0%, 12/1/2055	1,120,000	1,209,477

		103,513,899

Georgia 3.1%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,417,520
Atlanta, GA, Development Authority, Senior Health Care Facilities Revenue, Proton Treatment Center, Series A-1, 6.5%, 1/1/2029	2,275,000	2,333,991
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	4,024,356
Series B, 5.0%, 1/1/2030	1,715,000	1,988,645
Series B, Prerefunded, 7.375%, 1/1/2031	4,915,000	5,218,403
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,315,000	1,484,346
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, DeKalb Medical Center, Inc. Project, 6.125%, 9/1/2040	3,750,000	4,068,375
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	916,038
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,580,000	1,783,472
Fulton County, GA, Residential Care Facilities for Elderly Authority, Retirement Facilities Revenue, Lenbrook Square Foundation, Inc., 5.0%, 7/1/2042	6,400,000	7,012,992

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	13

	Principal Amount ($)	Value ($)
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	576,085
Series A, 5.5%, 8/15/2054	1,820,000	2,137,335
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Obligated Group, Series A, 5.625%, 8/1/2034	550,000	563,046
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 , GTY: JPMorgan Chase & Co.	10,000,000	10,426,400
Series A, 5.5%, 9/15/2024 , GTY: Merrill Lynch & Co., Inc.	2,440,000	2,863,926
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project:
4.0%, 1/1/2035	5,000,000	5,252,150
4.0%, 1/1/2036	3,000,000	3,144,420

		58,211,500

Guam 0.4%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040 (a)	1,040,000	1,161,805
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,828,412
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2034	1,200,000	1,269,072
Series A, 5.5%, 10/1/2030	3,000,000	3,168,900

		7,428,189

Hawaii 0.3%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, Prerefunded, 9.0%, 11/15/2044	2,000,000	2,277,200
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	2,500,000	2,686,475
Hawaii, State General Obligation, Series DK, Prerefunded, 5.0%, 5/1/2027	195,000	197,991

		5,161,666

Illinois 5.9%
Chicago, IL, Board of Education:
Series H, 5.0%, 12/1/2036	2,430,000	2,491,479
Series H, 5.0%, 12/1/2046	1,390,000	1,419,607
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,439

The accompanying notes are an integral part of the financial statements.

14	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	460,000	534,193
Series B, 5.0%, 1/1/2035	990,000	1,145,410
Series B, 5.0%, 1/1/2036	1,155,000	1,333,332
Series B, 5.0%, 1/1/2037	1,155,000	1,330,364
Series B, 5.0%, 1/1/2038	1,615,000	1,857,444
Series B, 5.0%, 1/1/2041	2,125,000	2,408,178
Chicago, IL, O’Hare International Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,768,456
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,956,825
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	5,002,150
7.25%, 2/15/2045	4,000,000	4,177,040
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, Prerefunded, 6.0%, 8/15/2038	2,830,000	3,095,765
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,866,804
Series A, 8.0%, 5/15/2040	1,000,000	1,114,850
Series A, 8.0%, 5/15/2046	3,500,000	3,896,690
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057 (a)	1,365,000	1,467,471
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	20,075,000	7,765,612
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,207,226
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group, Series A, 5.0%, 1/1/2035	7,000,000	7,713,860
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,649,187
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	900,000	49,509
Illinois, State Finance Authority Revenue, Presence Health Network:
Series C, 5.0%, 2/15/2036	1,000,000	1,105,440
Series C, 5.0%, 2/15/2041	1,000,000	1,102,150
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	2,425,000	2,566,208
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,665,720

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	15

	Principal Amount ($)	Value ($)
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	5,000,000	5,405,550
Series D, 5.0%, 11/1/2028	5,000,000	5,405,550
5.0%, 2/1/2029	2,275,000	2,440,688
Series C, 5.0%, 11/1/2029	10,000,000	10,768,700
Series A, 5.0%, 12/1/2038 (a)	2,890,000	3,040,569
Series A, 5.0%, 12/1/2039 (a)	6,210,000	6,523,295
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	1,420,000	1,585,416
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,154,487

		109,190,664

Indiana 1.1%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	4,028,634
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Inc., 5.0%, 9/1/2036	1,550,000	1,761,529
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,610,073
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,424,441
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., Prerefunded, 8.0%, 9/1/2041	4,000,000	4,893,320

		20,717,997

Kansas 0.4%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,345,009
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, Prerefunded, 7.25%, 5/15/2039	1,200,000	1,296,420

		7,641,429

Kentucky 2.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	15,000,000	16,745,400
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,679,783
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,114,162
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,375,916
Series A, 5.25%, 6/1/2041	1,915,000	2,136,125
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series A, 5.0%, 10/1/2031	6,685,000	7,727,392

		39,778,778

The accompanying notes are an integral part of the financial statements.

16	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Louisiana 1.9%
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,815,569
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	806,361
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
5.0%, 5/15/2047	990,000	1,100,830
Prerefunded, 5.0%, 5/15/2047	10,000	12,243
Prerefunded, 6.75%, 5/15/2041	2,500,000	2,924,600
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,351,400
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	10,110,000	10,134,972
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Woman’s Hospital Foundation Project:
Series A, 5.0%, 10/1/2037	2,500,000	2,827,150
Series A, 5.0%, 10/1/2041	3,000,000	3,363,300
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,978,558

		35,314,983

Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,800,820

Maryland 2.1%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,262,678
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,623,555
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	11,080,000	12,586,880
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2042	7,365,000	8,303,890
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,795,925
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	910,000	997,405
Series B, 5.0%, 11/1/2047	1,365,000	1,489,966

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	17

	Principal Amount ($)	Value ($)
Washington County, MD, Suburban Sanitary Commission, Consolidated Public Improvement, Series 2, 5.0%, 6/1/2036	5,000,000	5,892,400

		37,952,699

Massachusetts 2.6%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	430,598	27,395
Series A, 4.68%, 11/15/2021	3,390,000	3,419,696
Series A-2, 5.5%, 11/15/2046	86,572	86,597
Series A-1, 6.25%, 11/15/2039	1,621,881	1,693,893
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	675,000	746,786
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	2,395,000	2,543,155
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center:
Series I, 7.25%, 1/1/2032	900,000	1,039,338
Series I, Prerefunded, 7.25%, 1/1/2032	1,350,000	1,574,411
Massachusetts, State General Obligation:
Series E, 4.0%, 4/1/2038	15,000,000	15,868,050
Series J, 5.0%, 12/1/2038	4,250,000	5,014,617
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston College, Series M2, 5.5%, 6/1/2035	8,600,000	11,173,464
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,016,840

		47,204,242

Michigan 3.2%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, Inc.:
7.0%, 11/15/2038	4,500,000	4,379,490
7.125%, 11/15/2043	1,500,000	1,459,395
144A, 7.5%, 11/15/2044	1,500,000	1,499,910
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,294,901
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,450,478
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,000,570
5.5%, 5/15/2036	1,000,000	1,000,230

The accompanying notes are an integral part of the financial statements.

18	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	4,029,113
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Series D, 5.0%, 7/1/2036	6,000,000	6,680,400
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,046,099
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	1,012,921
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	1,835,000	2,049,603
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	12,075,624
5.0%, 12/1/2038	5,525,000	6,168,165
Michigan, State Strategic Fund Limited Obligation Revenue, Holland Home, 5.0%, 11/15/2042	4,000,000	4,233,480

		58,380,379

Minnesota 0.5%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Series C, 5.0%, 1/1/2046	7,580,000	8,782,946

Mississippi 0.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,380,275
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,145,000	2,195,815
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,117,850
Series A, 5.8%, 5/1/2034 , GTY: International Paper Co.	4,000,000	4,383,320
Series A, 6.5%, 9/1/2032	2,620,000	2,718,774

		16,796,034

Missouri 1.5%
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 5.25%, 5/15/2042	2,325,000	2,450,620
Series A, Prerefunded, 8.25%, 5/15/2039	1,000,000	1,156,340
Series A, Prerefunded, 8.25%, 5/15/2045	2,850,000	3,295,569
Missouri, Lee’s Summit Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Obligated Group, Series A, 5.0%, 8/15/2046	3,000,000	3,139,770
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,440,000	1,566,490

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	19

	Principal Amount ($)	Value ($)
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	723,414
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,447,595
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	2,440,000	2,674,313
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,836,015
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,335,014
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,381,694

		28,006,834

Nebraska 0.8%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,581,900
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,053,944
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	2,930,000	3,326,810
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,673,250
Scotts Bluff County, NE, Hospital Authority, Regional West Medical Center, Series A, 5.25%, 2/1/2037	4,000,000	4,263,080

		13,898,984

Nevada 0.7%
Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Center:
Series A, 5.0%, 9/1/2042 (a)	1,960,000	2,191,398
Series A, 5.0%, 9/1/2047 (a)	1,000,000	1,108,530
Nevada, Director of the State Department of Business & Industry Environment, Fulcrum Sierra Biofuels LLC Project, 144A, AMT, 6.25%, 12/15/2037	2,500,000	2,721,450
Nevada, Las Vegas Valley Water District, Series A, 5.0%, 6/1/2041	5,000,000	5,834,450
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, Prerefunded, 6.75%, 9/1/2027	1,395,000	1,450,256

		13,306,084

The accompanying notes are an integral part of the financial statements.

20	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
New Hampshire 1.3%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,039,615
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, Prerefunded, 6.125%, 10/1/2039	5,000,000	5,402,350
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	772,639
Series A, 6.875%, 7/1/2041	2,825,000	3,099,844
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,219,344
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	965,628
Series A, 144A, 6.125%, 7/1/2052	2,700,000	2,863,377
Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,174,562

		24,537,359

New Jersey 3.5%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	483,710
Series DDD, 5.0%, 6/15/2042	1,385,000	1,496,119
Series BBB, 5.5%, 6/15/2030	8,975,000	10,414,770
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	963,336
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,841,650
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, Prerefunded, 5.625%, 7/1/2032	3,500,000	3,977,085
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,034,887
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A-1, 5.0%, 6/15/2030	1,830,000	2,032,343
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	2,660,000	3,117,041
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	15,611,187
Series 1-A, 5.0%, 6/1/2029	15,965,000	15,995,014
Series 1A, 5.0%, 6/1/2041	5,000,000	4,832,350

		63,799,492

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	21

	Principal Amount ($)	Value ($)
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,155,875

New York 7.1%
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,464,950
Series A, 5.75%, 2/15/2047	2,790,000	3,131,747
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	482,455
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 5.0%, 12/1/2045	1,000,000	1,076,920
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	12,500,000	13,447,625
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligation, Junior Lien, Series A, 5.0%, 1/1/2051	2,250,000	2,532,735
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,655,826
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	9,960,000	10,903,909
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	3,990,000	4,387,883
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	595,000	664,514
New York & New Jersey Port Authority:
AMT, 5.0%, 10/1/2035	6,825,000	7,876,186
AMT, 5.0%, 10/15/2035	8,950,000	10,401,511
5.0%, 10/15/2041	5,335,000	6,219,543
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,436,333
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039	7,445,000	8,632,254
Series EE, 5.0%, 6/15/2047	11,000,000	12,363,780
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 5.0%, 8/1/2034	10,000,000	11,773,300
Series B-1, 5.0%, 8/1/2039	11,595,000	13,301,204
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2036	4,415,000	4,735,397
Series B-1, 5.0%, 12/1/2041	3,285,000	3,813,458

The accompanying notes are an integral part of the financial statements.

22	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	950,125
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	335,000	376,590
Series A, AMT, 5.0%, 1/1/2036	1,050,000	1,177,974

		131,806,219

North Carolina 0.9%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,553,719
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	1,950,000	2,236,728
5.0%, 10/1/2047	1,800,000	2,037,150
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,526,106
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Aldersgate United Methodist Retirement Community, Inc., Series A, 5.0%, 7/1/2047	2,300,000	2,470,039
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Southminster, Inc., 5.0%, 10/1/2037	2,200,000	2,378,860
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, United Methodist Retirement Homes:
Series A, 5.0%, 10/1/2042 (a)	1,000,000	1,102,820
Series A, 5.0%, 10/1/2047 (a)	1,750,000	1,925,052

		17,230,474

North Dakota 0.1%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,145,520

Ohio 2.3%
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,635,422
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2037	3,000,000	3,406,950
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,093,020
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	4,430,000	5,027,828
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,519,616

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	23

	Principal Amount ($)	Value ($)
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	380,000	409,800
Series A, 5.0%, 1/1/2037	595,000	645,551
5.0%, 1/1/2046	750,000	809,182
Series A, 5.0%, 1/1/2047	1,250,000	1,351,225
5.0%, 1/1/2051	1,270,000	1,365,009
Series A, 5.0%, 1/1/2052	1,000,000	1,073,590
Prerefunded, 6.125%, 1/1/2031	1,785,000	1,969,266
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,864,900
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	11,606,987
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc. (a)	725,000	743,516
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc. (a)	1,265,000	1,315,916
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group:
5.75%, 11/15/2040	1,105,000	1,187,809
Prerefunded, 5.75%, 11/15/2040	1,895,000	2,080,577

		43,106,164

Oklahoma 0.5%
Tulsa County, OK, Industrial Authority Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,304,038
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, Prerefunded, 7.25%, 11/1/2045	6,500,000	7,339,345

		8,643,383

Oregon 0.1%
Oregon, Port of Portland Airport Revenue, Series 24B, AMT, 5.0%, 7/1/2042	2,000,000	2,278,180

Pennsylvania 6.4%
Centre County, PA, Hospital Authority, Mount Nittany Medical Center, Series A, 5.0%, 11/15/2041	1,000,000	1,116,640
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,555,146
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	900,000	1,027,971
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	988,119
5.25%, 7/1/2041	900,000	993,258

The accompanying notes are an integral part of the financial statements.

24	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project:
5.0%, 12/1/2037	2,365,000	2,629,573
5.0%, 12/1/2047	2,725,000	2,997,609
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,589,000
Pennsylvania, Doylestown Hospital Authority Revenue, Series A, 5.0%, 7/1/2041, GTY: Doylestown Health Foundation	2,750,000	2,972,777
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,093,586
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,601,385
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	5,555,000	6,351,754
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	8,005,000	8,988,254
AMT, 5.0%, 12/31/2038	7,640,000	8,590,569
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,142,161
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2041	9,755,000	10,996,583
Series A-1, 5.0%, 12/1/2042	2,500,000	2,875,300
Series C, 5.0%, 12/1/2043	7,000,000	7,799,120
Series C, 5.0%, 12/1/2044	1,615,000	1,832,605
Series A-1, 5.0%, 12/1/2046	6,340,000	7,192,793
Series A-1, 5.0%, 12/1/2047	1,665,000	1,907,307
Series A, Prerefunded, 6.5%, 12/1/2036	6,385,000	7,269,259
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2036	10,000,000	11,273,700
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,568,835
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	1,365,000	1,444,798
Series A, 5.0%, 7/1/2049	1,590,000	1,671,456
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 0.95%**, 12/7/2017, LOC: TD Bank NA	2,250,000	2,250,000
Philadelphia, PA, Gas Works Revenue:
Series 9, 5.25%, 8/1/2040	1,835,000	1,971,799
Series 9, Prerefunded, 5.25%, 8/1/2040	1,165,000	1,272,984

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	25

	Principal Amount ($)	Value ($)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	310,000	324,068
Series 14, 4.0%, 10/1/2037	255,000	265,386
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health System:
5.0%, 7/1/2033	910,000	1,006,169
5.0%, 7/1/2034	620,000	682,893

		118,242,857

Puerto Rico 0.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041*	3,065,000	306,500
Series A, 5.5%, 8/1/2042*	3,825,000	382,500
Series A, 5.75%, 8/1/2037*	2,130,000	213,000
Series A, 6.0%, 8/1/2042*	4,570,000	457,000
Series A, 6.375%, 8/1/2039*	2,295,000	229,500

		1,588,500

Rhode Island 0.3%
Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,495,334
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,511,167

		6,006,501

South Carolina 2.8%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,099,260
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,283,000	4,331,355
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	8,205,000	9,184,677
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,751,814
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, AnMed Health Project, 5.0%, 2/1/2038	5,000,000	5,611,950
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,599,264

The accompanying notes are an integral part of the financial statements.

26	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
South Carolina, State Jobs-Economic Development Authority, Residencial Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2052	1,575,000	1,630,692
5.0%, 4/1/2047	1,800,000	1,873,386
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	11,730,110
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,195,319

		52,007,827

South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority, Avera Health, 5.0%, 7/1/2046	16,430,000	18,709,498

Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	810,000	820,530
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,900,511
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,599,928

		12,320,969

Texas 14.4%
Austin, TX, Airport Systems Revenue:
Series B, AMT, 5.0%, 11/15/2035	625,000	714,006
Series B, AMT, 5.0%, 11/15/2036	1,390,000	1,584,461
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Funding Project, 5.0%, 7/15/2041	5,395,000	5,817,267
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Prerefunded, 6.2%, 7/1/2045	6,000,000	6,682,140
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,092,080
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,208,350
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,190,420
Central Texas, Regional Mobility Authority Revenue:
5.0%, 1/1/2040	6,125,000	6,894,667
5.0%, 1/1/2046	7,540,000	8,436,280

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	27

	Principal Amount ($)	Value ($)
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,173,700
Zero Coupon, 1/1/2032	3,500,000	2,012,675
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	6,765,000	7,592,698
Series A, 5.0%, 1/1/2043	1,000,000	1,093,480
Prerefunded, 6.0%, 1/1/2041	5,455,000	6,167,041
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
5.0%, 1/1/2048	7,000,000	7,279,370
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,738,480
Series B, Prerefunded, 7.0%, 1/1/2048	4,000,000	4,984,640
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,696,928
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,205,340
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,392,389
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	1,956,788
Lewisville, TX, Combination Contract Revenue, Special Assessment Capital Improvement District No. 4:
6.75%, 10/1/2032	1,250,000	1,264,525
Prerefunded, 6.75%, 10/1/2032	11,205,000	11,698,468
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	12,306,910
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,254,670
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144, 5.75%, 10/1/2031	750,000	786,630
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	4,839,222
Series B, 5.0%, 1/1/2045	3,335,000	3,764,081
First Tier, Series A, 5.625%, 1/1/2033	125,000	125,409
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	875,000	877,861
First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,652,650
First Tier, Series A, 6.25%, 1/1/2039	1,785,000	1,866,807

The accompanying notes are an integral part of the financial statements.

28	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	1,155,000	1,315,649
Series B, 5.0%, 1/1/2048	3,230,000	3,665,662
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	2,010,477
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,001,040
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,691,519
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project:
Series A, 6.625%, 11/15/2037	2,185,000	2,439,225
Series A, 6.75%, 11/15/2047	1,750,000	1,954,540
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project:
Series A, 5.0%, 11/15/2055	3,430,000	2,641,203
Series A, 4.875%, 11/15/2048	1,000,000	780,060
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Northwest Senior Housing Corp., 5.25%, 11/15/2047	5,000,000	5,297,750
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,944,770
Series A, 5.25%, 11/1/2038	15,000,000	16,334,850
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2035	1,000,000	1,141,870
AMT, 5.0%, 11/1/2036	1,000,000	1,139,370
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,160,613
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,785,000	25,303,659
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project, 4.0%, 11/1/2036	1,475,000	1,490,399
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	10,958,700
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	1,670,000	1,857,842

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	29

	Principal Amount ($)	Value ($)
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,616,203
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	8,235,000	9,285,786
Series C, 5.0%, 8/15/2042	2,415,000	2,684,297
Texas, State Water Development Board Revenue, Series A, 5.0%, 10/15/2040	6,760,000	7,839,166
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, Prerefunded, 5.5%, 9/1/2029	1,000,000	1,066,160
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	235,000	266,890
Prerefunded, 7.0%, 11/1/2030	1,230,000	1,411,167
Prerefunded, 7.125%, 11/1/2040	3,580,000	4,119,936

		265,769,236

Utah 0.5%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	5,970,000	6,866,037
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 5.375%, 6/15/2048	3,180,000	3,188,173

		10,054,210

Virginia 1.5%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	1,635,000	1,813,754
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,079,400
5.0%, 1/1/2046	1,530,000	1,629,848
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	600,000	668,682
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, First Tier General Resolution Revenue, 5.0%, 7/1/2051	5,000,000	5,582,700
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,469,172
Series B, 5.625%, 9/1/2041	5,332,000	3,723,282
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,158,070

The accompanying notes are an integral part of the financial statements.

30	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,183,200
Virginia, State Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	6,610,000	7,370,547
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,862,335

		28,540,990

Washington 2.4%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,036,244
5.0%, 12/1/2046	1,365,000	1,356,714
6.5%, 12/1/2038	3,205,000	3,205,000
Washington, Port of Seattle Revenue, Series C, AMT, 5.0%, 5/1/2042	4,150,000	4,789,100
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,201,600
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	1,865,000	2,218,996
Washington, State General Obligation:
Series D, 5.0%, 2/1/2035	7,245,000	8,530,915
Series B, 5.0%, 8/1/2037	6,400,000	7,486,400
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,375,000	1,551,743
5.0%, 8/15/2035	1,175,000	1,319,842
5.0%, 8/15/2036	785,000	879,710
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	2,500,000	2,632,175
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	7,008,360

		44,216,799

West Virginia 1.2%
Monongalia County, WV, Commission Special District Excise Tax Revenue, University Town Center, Series A, 144A, 5.75%, 6/1/2043	500,000	520,770
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,238,712

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	31

	Principal Amount ($)	Value ($)
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,138,950
6.5%, 10/1/2038	3,000,000	3,049,530
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	8,050,000	8,956,430

		22,904,392

Wisconsin 1.1%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,730,755
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,102,760
5.0%, 7/1/2052	910,000	949,804
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	2,545,000	2,761,910
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,719,368
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John’s Communities, Inc.:
Series B, 5.0%, 9/15/2045	1,000,000	1,056,880
Series A, Prerefunded, 7.625%, 9/15/2039	1,000,000	1,104,750

		20,426,227
Total Municipal Bonds and Notes (Cost $1,733,826,835)		1,822,071,082

Other Municipal Related 0.0%
Texas 0.0%
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 5/1/2033* (b) (Cost $0)	7,000,000	0

Underlying Municipal Bonds of Inverse Floaters (c) 3.1%
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,026,513	3,259,008
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,304,152	3,557,974
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,666,834	3,948,517
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.368%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		10,765,499

The accompanying notes are an integral part of the financial statements.

32	Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Massachusetts 0.9%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 5.0%, 8/15/2037 (d)	15,000,000	17,484,750
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 15.14%, 8/15/2023, Leverage Factor at purchase date: 4 to 1

Michigan 0.6%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (d)	10,000,000	11,545,386
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 11.405%, 10/15/2023, Leverage Factor at purchase date: 3 to 1

Washington 1.0%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (d)	15,000,000	17,541,900
Trust: State General Obligation, Series XM0127, 144A, 15.14%, 8/1/2023, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $55,964,844)		57,337,535

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,789,791,679)	101.6	1,879,408,617
Floating Rate Notes (c)	(1.8)	(34,167,499)
Other Assets and Liabilities, Net	0.2	4,607,276

Net Assets	100.0	1,849,848,394

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	17,869,208	12,391,458	714,768
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A*	6.0%	8/1/2042	4,570,000	3,712,799	457,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A*	5.50%	8/1/2042	3,825,000	2,746,096	382,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series C*	5.25%	8/1/2041	3,065,000	2,305,601	306,500

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	33

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A*	6.375%	8/1/2039	2,295,000	2,083,860	229,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A*	5.75%	8/1/2037	2,130,000	2,164,060	213,000
				25,403,874	2,303,268

*	Non-income producing security.

**	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2017. Date reflects the earlier of demand date or stated maturity date.

(a)	When-issued security.

(b)	Investment was valued using significant unobservable inputs.

(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The accompanying notes are an integral part of the financial statements.

34	Deutsche Strategic High Yield Tax-Free Fund

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (e)	$—	$1,879,408,617	$0	$1,879,408,617
Total	$—	$1,879,408,617	$0	$1,879,408,617

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	35

Statement of Assets and Liabilities

as of November 30, 2017 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,789,791,679)	$1,879,408,617
Cash	637,043
Receivable for investments sold	50,000
Receivable for Fund shares sold	2,103,487
Interest receivable	25,550,378
Other assets	74,491
Total assets	1,907,824,016

Liabilities
Payable for investments purchased — when-issued securities	20,436,097
Payable for Fund shares redeemed	701,584
Payable for floating rate notes issued	34,167,499
Distributions payable	765,672
Accrued management fee	462,683
Accrued Trustees’ fees	43,319
Other accrued expenses and payables	1,398,768
Total liabilities	57,975,622
Net assets, at value	$1,849,848,394

Net Assets Consist of
Undistributed net investment income	2,754,859
Net unrealized appreciation (depreciation) on investments	89,616,938
Accumulated net realized gain (loss)	(111,118,402)
Paid-in capital	1,868,594,999
Net assets, at value	$1,849,848,394

The accompanying notes are an integral part of the financial statements.

36	Deutsche Strategic High Yield Tax-Free Fund

Statement of Assets and Liabilities as of November 30, 2017 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($255,329,274 ÷ 20,928,974 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$12.20
Maximum offering price per share (100 ÷ 97.25 of $12.20)	$12.54
Class C
Net Asset Value offering and redemption price per share ($100,706,909 ÷ 8,250,197 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$12.21
Class S
Net Asset Value offering and redemption price per share ($1,304,807,865 ÷ 106,859,286 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$12.21
Institutional Class
Net Asset Value offering and redemption price per share ($189,004,346 ÷ 15,473,569 shares of capital stock outstanding, $.01 par value, unlimited shares authorized)	$12.21

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	37

Statement of Operations

for the six months ended November 30, 2017 (Unaudited)

Investment Income
Income:
Interest	$43,114,464
Expenses:
Management fee	4,250,100
Administration fee	960,181
Services to shareholders	1,595,223
Distribution and service fees	845,329
Custodian fee	8,612
Professional fees	84,500
Reports to shareholders	42,367
Registration fees	37,856
Trustees’ fees and expenses	74,119
Interest expense and fees on floating rate notes issued	257,091
Other	72,243
Total expenses before expense reductions	8,227,621
Expense reductions	(1,100,220)
Total expenses after expense reductions	7,127,401
Net investment income	35,987,063

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	15,211,804
Change in net unrealized appreciation (depreciation) on investments	(26,899,472)
Net gain (loss)	(11,687,668)
Net increase (decrease) in net assets resulting from operations	$24,299,395

The accompanying notes are an integral part of the financial statements.

38	Deutsche Strategic High Yield Tax-Free Fund

Statement of Cash Flows

for the six months ended November 30, 2017 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$24,299,395
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(329,517,915)
Net amortization of premium/(accretion of discount)	3,740,643
Proceeds from sales and maturities of long-term investments	407,939,758
(Increase) decrease in interest receivable	1,974,225
(Increase) decrease in other assets	(16,047)
(Increase) decrease in receivable for investments sold	(50,000)
(Increase) decrease in payable for investments purchased	(1,216,004)
Increase (decrease) in payable for investments purchased — when-issued securities	16,492,395
Increase (decrease) in other accrued expenses and payables	(14,903)
Change in unrealized (appreciation) depreciation on investments	26,899,472
Net realized (gain) loss from investments	(15,211,804)
Cash provided by (used in) operating activities	135,319,215

Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	(93,101)
Proceeds from shares sold	75,816,222
Payments for shares redeemed	(207,212,132)
Distributions paid (net of reinvestment of distributions)	(3,193,161)
Cash provided by (used in) financing activities	(134,682,172)
Increase (decrease) in cash	637,043
Cash at beginning of period	—
Cash at end of period	$637,043

Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	$33,004,176
Interest expense and fees on floating rate notes issued	$(257,091)

The accompanying notes are an integral part of the financial statements.

Deutsche Strategic High Yield Tax-Free Fund	39

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017

Operations:
Net investment income	$35,987,063	$72,721,564
Net realized gain (loss)	15,211,804	(9,117,049)
Change in net unrealized appreciation (depreciation)	(26,899,472)	(29,361,340)
Net increase (decrease) in net assets resulting from operations	24,299,395	34,243,175
Distributions to shareholders from:
Net investment income:
Class A	(4,608,513)	(12,352,283)
Class C	(1,469,331)	(3,818,163)
Class S	(25,160,474)	(45,615,724)
Institutional Class	(4,343,788)	(8,751,393)
Net realized gains:
Class A	—	(204,968)
Class C	—	(76,093)
Class S	—	(675,566)
Institutional Class	—	(112,572)
Total distributions	(35,582,106)	(71,606,762)
Fund share transactions:
Proceeds from shares sold	76,614,693	1,114,513,325
Reinvestment of distributions	33,004,176	64,059,185
Payments for shares redeemed	(206,501,208)	(744,404,963)
Net increase (decrease) in net assets from Fund share transactions	(96,882,339)	434,167,547
Increase (decrease) in net assets	(108,165,050)	396,803,960
Net assets at beginning of year	1,958,013,444	1,561,209,484
Net assets at end of year (including undistributed net investment income of $2,754,859 and $2,349,902, respectively)	$1,849,848,394	$1,958,013,444

The accompanying notes are an integral part of the financial statements.

40	Deutsche Strategic High Yield Tax-Free Fund

Financial Highlights

	Six Months Ended 11/30/17		Years Ended May 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.27		$12.59	$12.39	$12.49	$12.95	$12.78
Income from investment operations:
Net investment income	.22		.49	.56	.56	.60	.55
Net realized and unrealized gain (loss)	(.07)		(.33)	.20	(.11)	(.47)	.16
Total from investment operations	.15		.16	.76	.45	.13	.71
Less distributions from:
Net investment income	(.22)		(.47)	(.55)	(.55)	(.59)	(.54)
Net realized gains	—		(.01)	(.01)	—	—	—
Total distributions	(.22)		(.48)	(.56)	(.55)	(.59)	(.54)
Net asset value, end of period	$12.20		$12.27	$12.59	$12.39	$12.49	$12.95
Total Return (%)[a,b]	1.21	**	1.29	6.27	3.65	1.27	5.57

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	255		264	361	378	447	618
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.94	*	.95	.97	1.00	1.05	1.03
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.91	*	.93	.91	.93	.95	.97
Ratio of expenses after expense reductions (excluding interest expense) (%)	.88	*	.88	.87	.87	.88	.91
Ratio of net investment income (%)	3.59	*	3.93	4.54	4.51	4.94	4.18
Portfolio turnover rate (%)	17	**	54	36	29	24	21

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

Deutsche Strategic High Yield Tax-Free Fund	41

	Six Months Ended 11/30/17		Years Ended May 31,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.28		$12.59	$12.40	$12.50	$12.96	$12.79
Income from investment operations:
Net investment income	.17		.39	.47	.47	.51	.45
Net realized and unrealized gain (loss)	(.07)		(.31)	.19	(.12)	(.47)	.16
Total from investment operations	.10		.08	.66	.35	.04	.61
Less distributions from:
Net investment income	(.17)		(.38)	(.46)	(.45)	(.50)	(.44)
Net realized gains	—		(.01)	(.01)	—	—	—
Total distributions	(.17)		(.39)	(.47)	(.45)	(.50)	(.44)
Net asset value, end of period	$12.21		$12.28	$12.59	$12.40	$12.50	$12.96
Total Return (%)[a,b]	.83	**	.61	5.40	2.88	.52	4.78

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	101		109	138	144	148	202
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.70	*	1.72	1.73	1.76	1.80	1.78
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.66	*	1.68	1.66	1.68	1.70	1.72
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.63	*	1.63	1.62	1.62	1.63	1.66
Ratio of net investment income (%)	2.84	*	3.18	3.79	3.76	4.19	3.43
Portfolio turnover rate (%)	17	**	54	36	29	24	21

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

42	Deutsche Strategic High Yield Tax-Free Fund

	Six Months Ended 11/30/17		Years Ended May 31,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.28		$12.60	$12.40	$12.50	$12.96	$12.79
Income from investment operations:
Net investment income	.24		.51	.59	.59	.63	.58
Net realized and unrealized gain (loss)	(.08)		(.32)	.20	(.11)	(.47)	.16
Total from investment operations	.16		.19	.79	.48	.16	.74
Less distributions from:
Net investment income	(.23)		(.50)	(.58)	(.58)	(.62)	(.57)
Net realized gains	—		(.01)	(.01)	—	—	—
Total distributions	(.23)		(.51)	(.59)	(.58)	(.62)	(.57)
Net asset value, end of period	$12.21		$12.28	$12.60	$12.40	$12.50	$12.96
Total Return (%)[a]	1.34	**	1.55	6.54	3.91	1.53	5.83

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,305		1,336	873	824	884	1,128
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.80	*	.82	.78	.83	.92	.89
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.66	*	.68	.66	.68	.70	.72
Ratio of expenses after expense reductions (excluding interest expense) (%)	.63	*	.63	.62	.62	.63	.66
Ratio of net investment income (%)	3.84	*	4.16	4.79	4.76	5.20	4.43
Portfolio turnover rate (%)	17	**	54	36	29	24	21

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

Deutsche Strategic High Yield Tax-Free Fund	43

	Six Months Ended 11/30/17		Years Ended May 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$12.29		$12.60	$12.40	$12.50	$12.97	$12.79
Income from investment operations:
Net investment income	.24		.51	.59	.59	.63	.58
Net realized and unrealized gain (loss)	(.09)		(.31)	.20	(.11)	(.48)	.17
Total from investment operations	.15		.20	.79	.48	.15	.75
Less distributions from:
Net investment income	(.23)		(.50)	(.58)	(.58)	(.62)	(.57)
Net realized gains	—		(.01)	(.01)	—	—	—
Total distributions	(.23)		(.51)	(.59)	(.58)	(.62)	(.57)
Net asset value, end of period	$12.21		$12.29	$12.60	$12.40	$12.50	$12.97
Total Return (%)[a]	1.26	**	1.64	6.51	3.91	1.45	5.93

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	189		250	189	298	315	301
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.71	*	.69	.75	.75	.81	.79
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.66	*	.67	.66	.68	.70	.71
Ratio of expenses after expense reductions (excluding interest expense) (%)	.63	*	.62	.62	.62	.63	.65
Ratio of net investment income (%)	3.84	*	4.17	4.80	4.76	5.20	4.44
Portfolio turnover rate (%)	17	**	54	36	29	24	21

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

44	Deutsche Strategic High Yield Tax-Free Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Strategic High Yield Tax-Free Fund (the “Fund”) is a diversified series of Deutsche Municipal Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

Deutsche Strategic High Yield Tax-Free Fund	45

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal

46	Deutsche Strategic High Yield Tax-Free Fund

to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense” in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2017 was approximately $34,160,000, with a weighted average interest rate of 1.51%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have

Deutsche Strategic High Yield Tax-Free Fund	47

developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. As of July 17, 2017, the Volcker Rule’s final compliance date, all Fund TOB Trusts were structured to be in compliance with the Volcker Rule. Any new TOB Trust structures must currently comply with the Volcker Rule. Accordingly, to the extent the Fund wishes to restructure a Legacy TOB Trust or create a new TOB Trust, it must do so in a Volcker-compliant manner. A Volcker-compliant TOB Trust structure is substantially similar to traditional TOB Trust structures. The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely in adverse market scenarios, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

48	Deutsche Strategic High Yield Tax-Free Fund

At May 31, 2017, the Fund had net tax basis capital loss carryforwards of approximately $133,880,000, including $22,976,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2018 ($19,508,000) and May 31, 2019 ($3,468,000), the respective expiration dates, whichever occurs first; and approximately $110,904,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($76,910,000) and long-term losses ($33,994,000).

At May 31, 2017, the aggregate cost of investments for federal income tax purposes was $1,815,025,180. The net unrealized appreciation for all investments based on tax cost was $124,066,092. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $156,204,348 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $32,138,256.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Deutsche Strategic High Yield Tax-Free Fund	49

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at November 30, 2017.

B. Purchases and Sales of Securities

During the six months ended November 30, 2017 purchases and sales of investment securities (excluding short-term investments) aggregated $329,517,915 and $407,939,758, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily

50	Deutsche Strategic High Yield Tax-Free Fund

net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $300 million of the Fund’s average daily net assets	.515%
Next $200 million of such net assets	.465%
Next $500 million of such net assets	.440%
Next $500 million of such net assets	.420%
Next $500 million of such net assets	.410%
Over $2 billion of such net assets	.400%

Accordingly, for the six months ended November 30, 2017 the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.44% of the Fund’s average daily net assets.

For the period from June 1, 2017 through September 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.88%
Class C	1.63%
Class S	.63%
Institutional Class	.63%

Effective October 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.87%
Class C	1.62%
Class S	.62%
Institutional Class	.62%

Deutsche Strategic High Yield Tax-Free Fund	51

For the six months ended November 30, 2017 fees waived and/or expenses reimbursed for each class are as follows:

Class A	$40,706
Class C	24,927
Class S	975,016
Institutional Class	59,571
$1,100,220

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2017 the Administration Fee was $960,181, of which $152,994 is unpaid.

Service Provider Fees. Deutsche AM Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2017 the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2017
Class A	$7,406	$4,366
Class C	2,267	1,408
Class S	48,357	25,681
Institutional Class	3,055	1,773
	$61,085	$33,228

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, Deutsche AM Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares.

52	Deutsche Strategic High Yield Tax-Free Fund

For the six months ended November 30, 2017 the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2017
Class C	$394,297	$62,738

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2017 the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2017	Annualized Rate
Class A	$319,715	$163,200	.25%
Class C	131,317	64,477	.25%
	$451,032	$227,677

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2017 aggregated $4,285.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2017 the CDSC for Class C shares aggregated $1,410. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2017 DDI received $2,414 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2017 the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,656, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Deutsche Strategic High Yield Tax-Free Fund	53

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2017 the Fund engaged in securities purchases of $50,800,000 and securities sales of $64,620,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2017.

54	Deutsche Strategic High Yield Tax-Free Fund

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,296,214	$15,899,150	4,185,836	$51,302,166
Class C	149,431	1,836,126	739,763	9,146,070
Class S	3,805,091	46,723,764	78,482,929	956,409,948
Institutional Class	987,769	12,155,653	8,079,609	97,655,141
		$76,614,693		$1,114,513,325

Shares issued to shareholders in reinvestment of distributions
Class A	333,514	$4,092,404	918,135	$11,333,052
Class C	99,976	1,227,614	250,517	3,094,087
Class S	1,894,187	23,261,369	3,321,485	40,838,565
Institutional Class	359,992	4,422,789	714,131	8,793,481
		$33,004,176		$64,059,185

Shares redeemed
Class A	(2,176,665)	$(26,705,735)	(12,331,089)	$(150,041,399)
Class C	(840,506)	(10,318,703)	(3,109,065)	(38,182,022)
Class S	(7,569,614)	(92,954,817)	(42,409,776)	(514,810,429)
Institutional Class	(6,239,569)	(76,521,953)	(3,387,703)	(41,371,113)
		$(206,501,208)		$(744,404,963)

Net increase (decrease)
Class A	(546,937)	$(6,714,181)	(7,227,118)	$(87,406,181)
Class C	(591,099)	(7,254,963)	(2,118,785)	(25,941,865)
Class S	(1,870,336)	(22,969,684)	39,394,638	482,438,084
Institutional Class	(4,891,808)	(59,943,511)	5,406,037	65,077,509
		$(96,882,339)		$434,167,547

Deutsche Strategic High Yield Tax-Free Fund	55

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017 to November 30, 2017).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

56	Deutsche Strategic High Yield Tax-Free Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2017 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,012.10	$1,008.30	$1,013.40	$1,012.60
Expenses Paid per $1,000*	$4.59	$8.36	$3.33	$3.33

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/17	$1,020.51	$1,016,75	$1,021,76	$1,021.76
Expenses Paid per $1,000*	$4.61	$8.39	$3.35	$3.35

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Strategic
High Yield Tax-Free Fund†	.91%	1.66%	.66%	.66%

†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.03% for each class.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Strategic High Yield Tax-Free Fund	57

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Strategic High Yield Tax-Free Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

58	Deutsche Strategic High Yield Tax-Free Fund

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the

Deutsche Strategic High Yield Tax-Free Fund	59

one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered DIMA’s statements that the Fund had a lower risk profile than many of its peer funds. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board noted that, in connection with the 2014 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee rate by 0.05% and make corresponding adjustments to each management fee breakpoint. The Board further noted that, in connection with the 2016 contract renewal process, DIMA agreed to implement a new management fee breakpoint. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

60	Deutsche Strategic High Yield Tax-Free Fund

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Deutsche Strategic High Yield Tax-Free Fund	61

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

62	Deutsche Strategic High Yield Tax-Free Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The fund’s portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Strategic High Yield Tax-Free Fund	63

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTCX	SHYTX	NOTIX
CUSIP Number	25158T 103	25158T 301	25158T 400	25158T 509
Fund Number	152	352	2008	512

64	Deutsche Strategic High Yield Tax-Free Fund

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

–    Social Security number

–     Account balances

–    Purchase and transaction history

–     Bank account information

–    Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Deutsche Strategic High Yield Tax-Free Fund	65

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

–    open an account

–     give us your contact information

–    provide bank account information for ACH or wire transactions

–    tell us where to send money

–     seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

–    sharing for affiliates’ everyday business purposes

–     information about your creditworthiness

–     affiliates from using your information to market to you

–     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.

Rev. 05/2017

66	Deutsche Strategic High Yield Tax-Free Fund

DSHYTFF-3

(R-025438-7 1/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	1/29/2018